Discontinued operations - Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Property, plant and equipment	$ 28,235	$ 27,513	$ 27,636
Intangible assets	15,570	13,102	$ 13,352
Goodwill	10,572	10,604
LIABILITIES
Long-term debt	27,048	23,906
Deferred tax liabilities	4,679	3,810
Other non-current liabilities	$ 1,003	1,145
Discontinued operations
ASSETS
Contract assets		1
Contract costs		2
Property, plant and equipment		484
Intangible assets		227
Goodwill		115
Total assets sold		829
LIABILITIES
Long-term debt		113
Deferred tax liabilities		37
Other non-current liabilities		9
Total liabilities sold		159
Total net assets		$ 670